Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 2,593	$ 3,769	$ 6,394	$ 6,362	$ 13,168
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	1,084	1,055	979	2,139	1,936
Dividends received	112	60	343	172	593
Equity in results of affiliates, joint ventures and other investments	(158)	(243)	(406)	(401)	(686)
Deferred income taxes	151	(260)	688	(109)	472
Reversal of deferred income tax	(1,236)			(1,236)
Loss on disposal of property, plant and equipment	207	44	19	251	191
Loss (gain) on sale of assets available for sale	377			377	(1,513)
Foreign exchange and indexation gains, net	82	(182)	257	(100)	153
Unrealized derivative losses (gains), net	642	(114)	(230)	528	(442)
Unrealized interest (income) expense, net	(29)	47	(41)	18	(34)
Others	(73)	(38)	(41)	(111)	(78)
Decrease (increase) in assets:
Accounts receivable	425	645	(658)	1,070	(547)
Inventories	292	(445)	(73)	(153)	(816)
Recoverable taxes	(287)	355	(79)	68	(191)
Others	(42)	(21)	(280)	(63)	(80)
Increase (decrease) in liabilities:
Suppliers	92	(391)	246	(299)	403
Payroll and related charges	284	(601)	204	(317)	(152)
Income taxes	(166)	(472)	(24)	(638)	452
Others	29	47	(233)	76	244
Net cash provided by operating activities	4,379	3,255	7,065	7,634	13,073
Cash flows from investing activities:
Short term investments			540		1,793
Loans and advances receivable
Others	8	(38)	(34)	(30)	(177)
Judicial deposits	(76)	(12)	(159)	(88)	(188)
Investments	(53)	(217)	(26)	(270)	(141)
Additions to property, plant and equipment	(3,228)	(2,961)	(3,480)	(6,189)	(6,293)
Proceeds from disposal of investments	366			366	1,081
Net cash used in investing activities	(2,983)	(3,228)	(3,159)	(6,211)	(3,925)
Short-term debt
Additions	21	507	51	528	818
Repayments		(43)	(96)	(43)	(856)
Related parties
Proceeds					19
Repayments					(1)
Third parties
Proceeds	1,809	1,014	268	2,823	871
Repayments	(502)	(63)	(419)	(565)	(1,770)
Transactions of noncontrolling interest	(427)	(76)		(503)
Dividends and interest attributed to Company's stockholders	(3,000)		(2,000)	(3,000)	(3,000)
Dividends and interest attributed to noncontrolling interest	(35)		(60)	(35)	(60)
Net cash provided by (used in) financing activities	(2,134)	1,339	(2,256)	(795)	(3,979)
Increase (decrease) in cash and cash equivalents	(738)	1,366	1,650	628	5,169
Effect of exchange rate changes on cash and cash equivalents	(101)	25	306	(76)	474
Cash and cash equivalents, beginning of period	4,922	3,531	11,271	3,531	7,584
Cash and cash equivalents, end of period	4,083	4,922	13,227	4,083	13,227
Cash paid during the period for:
Interest on short-term debt		(1)	(1)	(1)	(2)
Interest on long-term debt	(350)	(325)	(374)	(675)	(711)
Income tax	(282)	(656)	(1,171)	(938)	(2,136)
Non-cash transactions
Interest capitalized	$ 70	$ 56	$ 69	$ 126	$ 102